FINANCE COSTS	12 Months Ended
Dec. 31, 2021
Borrowing costs [abstract]
Finance Costs	Finance Costs

		Years ended December 31,
	Notes	2021	2020
Interest expense[1]		$—	$9.1
Credit facility fees		5.2	4.8
Accretion expense - gold prepayment[1]	29	—	9.3
Accretion expense - other		—	0.1
		$5.2	$23.3
1.Capitalized interest expense of $30.6 million and accretion expense for gold prepayment of $9.9 million to qualifying assets.
Total interest paid during the year ended December 31, 2021 was $31.4 million (December 31, 2020 - $31.4 million). Interest paid relates to interest charges on the Company's 5.75% senior notes, credit facility, equipment loans and leases.